Investment Securities, OTTI Included in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTTI write-downs included in earnings
Total investment securities	$ 185	$ 52	$ 183
Nonmarketable equity investments (1)	374	270	161
Total OTTI write-downs included in earnings (1)	559	322	344
Total debt securities [Member]
OTTI write-downs included in earnings
Total investment securities	183	49	158
U.S. states and political subdivisions [Member]
OTTI write-downs included in earnings
Total investment securities	18	11	2
Federal agencies [Member]
OTTI write-downs included in earnings
Total investment securities	0	0	1
Residential [Member]
OTTI write-downs included in earnings
Total investment securities	54	26	72
Commercial [Member]
OTTI write-downs included in earnings
Total investment securities	4	9	53
Corporate debt securities [Member]
OTTI write-downs included in earnings
Total investment securities	105	1	4
Collateralized loan and other debt obligations [Member]
OTTI write-downs included in earnings
Total investment securities	0	2	0
Other debt securities
OTTI write-downs included in earnings
Total investment securities	2	0	26
Total marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities	2	$ 3	$ 25
Energy [Domain]
OTTI write-downs included in earnings
Total OTTI write-downs included in earnings (1)	287
Energy [Domain] | Corporate debt securities [Member]
OTTI write-downs included in earnings
Total OTTI write-downs included in earnings (1)	104
Energy [Domain] | Other assets: nonmarketable equity investments [Member]
OTTI write-downs included in earnings
Total OTTI write-downs included in earnings (1)	$ 183